UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  April 26, 2013

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		38

FORM 13F Information Table Value Total:	$27,193,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1145    22019 SH       SOLE                    22019
ASML Holding N V ADR           COM              N07059111      889    13071 SH       SOLE                    13071
Altria Group, Inc.             COM              718154107      599    17416 SH       SOLE                    17416
Anadarko Petroleum             COM              032511107      924    10562 SH       SOLE                    10562
Apple Computing                COM              037833100     2649     5985 SH       SOLE                     5985
Bio Reference Lab              COM              09057G602      638    24556 SH       SOLE                    24556
Blue Earth Refineries          COM              G11999102        0    89114 SH       SOLE                    89114
Catalyst Pharmaceuticals       COM              14888U101       59   119732 SH       SOLE                   119732
China XD Plastics              COM              16948F107      401   100240 SH       SOLE                   100240
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
Harvest Natural Resourses      COM              41754V103      256    73055 SH       SOLE                    73055
Helen of Troy Limited          COM              G4388N106      304     7925 SH       SOLE                     7925
IBM                            COM              459200101      894     4189 SH       SOLE                     4189
Intel Corp.                    COM              458140100      905    41461 SH       SOLE                    41461
Invensense                     COM              461851107      227    21235 SH       SOLE                    21235
J.C. Penney                    COM              708160106      521    34475 SH       SOLE                    34475
KHD Humboldt Wedag             COM              D4024H102      174    30669 SH       SOLE                    30669
MFC Industrial                 COM              55278T105     3905   431043 SH       SOLE                   431043
Mattson Technology             COM              577223100      550   398851 SH       SOLE                   398851
Motor Car Parts                COM              620071100      478    77950 SH       SOLE                    77950
Multiband                      COM              62544X209      307   125468 SH       SOLE                   125468
Mymetics Corp                  COM              62856A102        6   184348 SH       SOLE                   184348
Nanometrics                    COM              630077105      776    53810 SH       SOLE                    53810
Neonode, Inc.                  COM              64051m402      350    60585 SH       SOLE                    60585
Nu Skin                        COM              67018T105      507    11470 SH       SOLE                    11470
PepsiCo, Inc.                  COM              713448108      261     3304 SH       SOLE                     3304
Philip Morris International    COM              718172109      516     5561 SH       SOLE                     5561
QUALCOMM                       COM              747525103     1274    19038 SH       SOLE                    19038
Rudolph Technologies           COM              781270103      630    53450 SH       SOLE                    53450
Sandridge Energy               COM              80007P307      784   148832 SH       SOLE                   148832
Stifel Financial Corp.         COM              860630102      298     8585 SH       SOLE                     8585
Symantec Corp                  COM              871503108      668    27085 SH       SOLE                    27085
Synaptics                      COM              87157d109      840    20655 SH       SOLE                    20655
Valeant Pharmaceuticals        COM              91911K102     1410    18799 SH       SOLE                    18799
Walgreens                      COM              931422109      360     7545 SH       SOLE                     7545
Yahoo                          COM              984332106      668    28410 SH       SOLE                    28410
Yum Brands, Inc                COM              988498101      592     8228 SH       SOLE                     8228
Zoltek                         COM              98975W104     1426   119365 SH       SOLE                   119365